NOTE 14 - INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
NOTE 14 - INTANGIBLE ASSETS
4.	Intangible Assets
The company had $0 of intangible assets recorded as of June 30, 2012 and December 31, 2011. In the year ended December 31, 2011, all intangible assets were fully impaired.